Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosures regarding the relationship between compensation of our named executive officers and certain measure of Company financial performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its executive compensation decisions for any of the years shown.
The Pay versus Performance table below shows the compensation of our CEO and the average compensation of the non-CEO named executive officers (“Non-CEO NEOs”) as previously reported in our Summary Compensation Table, as well as their “compensation actually paid” (or “CAP”) as calculated pursuant to SEC rules, and certain measures of financial performance for the 2020, 2021 and 2022 fiscal years.
Year	Summary Compensation Table Total for CEO Roberto Herencia(1) $	Summary Compensation Table Total for CEO Alberto Paracchini(1) $	Compensation Actually Paid to CEO Roberto Herencia(2) $	Compensation Actually Paid to CEO Alberto Paracchini(2) $	Average Summary Compensation Table Total for Non-CEO NEOs(1) $	Average Compensation Actually Paid to Non-CEO NEOs(2) $	Value of Initial Fixed $100 Invested on 12/31/2019:		Byline Net Income(5) (in millions) $	ROA(6) %
							Byline (TSR)(3) $	Peer Group (TSR)(4) $
2022	2,264,159	0	1,904,667	0	817,971	585,756	121.93	106.02	88.0	1.24
2021	3,849,983	1,520,807	4,847,300	1,970,303	749,555	1,084,697	143.01	117.08	92.8	1.42
2020	0	1,157,566	0	962,066	645,985	670,329	79.76	87.90	37.5	0.57

(1)
Mr. Alberto Parancchini served as the CEO and President from January 2020 through January 31, 2021. Mr. Roberto Herencia currently serves as Byline’s Executive Chairman and CEO (as of Feburary 2021). Mr. Parancchin became a Non-CEO NEO for the 2022 reported fiscal year covered in the table. Ms. Lindsay Corby and Mr. Thomas Abraham were the Non-CEO NEOs for all three years covered in the table. Mr. Brogan Ptacin was a Non-CEO NEO in 2020 and 2022. Mr. Thomas Bell, III, was a Non-CEO NEO in 2022 only. The dollar amounts reported are total compensation in the Summary Compensation Table for the CEO and the average for Non-CEO NEOs for each reported fiscal year.

(2)
The dollar amounts reported represent “Compensation Actually Paid”, as calculated in accordance with SEC rules (SCT Total Compensation minus SCT Stock Based Awards and Option Awards Columns minus SCT Pension Values plus The change in the value of the Executive’s outstanding equity plus Recalculated Pension Value).

(3)
2022 Byline TSR as of December 31, 2022 as provided by S&P Cap IQ.

(4)
Reflects the cumulative total shareholder return of the KBW Nasdaq Regional Banking Index (KRX). This is the peer group used by Byline for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10K for the year ended December 31, 2022.

(5)
2022 Net Income based on average of analyst estimates as provided by S&P Cap IQ.

(6)
Return on Assets is the Company-Selected Measure as defined by SEC rule.

Calculation of Compensation Actually Paid (CAP)
To calculate the amounts in the “Compensation Actually Paid” (CAP) to our CEOs and Non-CEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table (SCT) for each covered year.
	2022			2021			2020
	Roberto Herencia	Alberto Paracchini	Average Non- CEO NEOs	Roberto Herencia	Alberto Paracchini	Average Non- CEO NEOs	Roberto Herencia	Alberto Paracchini	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$2,264,159	N/A	$817,971	$3,849,983	$1,520,807	$749,555	N/A	$1,157,566	$645,985
Amount deducted for aggregate change in actuarial present value from SCT	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount deducted for grant date values in the SCT	$701,274	N/A	$198,176	$2,062,509	$369,037	$153,624	N/A	$282,520	$120,855
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for year-end fair value of unvested awards granted in the current year	$613,647	$—	$132,981	$3,059,826	$532,503	$223,069	$—	$252,110	$215,518
Amount added for year-over-year difference of year-end fair values for unvested awards granted in prior years	$(267,121)	$—	$(49,930)	$—	$263,030	$239,674	$—	$(61,715)	$(33,258)
Amount added for fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(4,744)	$—	$(3,518)	$—	$23,000	$26,023	$—	$(103,375)	$(37,061)
Amount deducted for forfeitures during current year equal to prior year-end fair value	$—	$—	$(113,573)	$—	$—	$—	$—	$—	$—
Amount added for dividends or dividend equivalents not otherwise included in the total compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments	$341,782	$—	$(34,039)	$3,059,826	$818,533	$488,766	$—	$87,020	$145,199
Compensation Actually Paid (as calculated)	$1,904,667	N/A	$585,756	$4,847,300	$1,970,303	$1,084,697	N/A	$962,066	$670,329

Company Selected Measure Name	ROA
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Alberto Parancchini served as the CEO and President from January 2020 through January 31, 2021. Mr. Roberto Herencia currently serves as Byline’s Executive Chairman and CEO (as of Feburary 2021). Mr. Parancchin became a Non-CEO NEO for the 2022 reported fiscal year covered in the table. Ms. Lindsay Corby and Mr. Thomas Abraham were the Non-CEO NEOs for all three years covered in the table. Mr. Brogan Ptacin was a Non-CEO NEO in 2020 and 2022. Mr. Thomas Bell, III, was a Non-CEO NEO in 2022 only. The dollar amounts reported are total compensation in the Summary Compensation Table for the CEO and the average for Non-CEO NEOs for each reported fiscal year.

Peer Group Issuers, Footnote [Text Block]
(4)
Reflects the cumulative total shareholder return of the KBW Nasdaq Regional Banking Index (KRX). This is the peer group used by Byline for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10K for the year ended December 31, 2022.

Adjustment To PEO Compensation, Footnote [Text Block]
To calculate the amounts in the “Compensation Actually Paid” (CAP) to our CEOs and Non-CEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table (SCT) for each covered year.
	2022			2021			2020
	Roberto Herencia	Alberto Paracchini	Average Non- CEO NEOs	Roberto Herencia	Alberto Paracchini	Average Non- CEO NEOs	Roberto Herencia	Alberto Paracchini	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$2,264,159	N/A	$817,971	$3,849,983	$1,520,807	$749,555	N/A	$1,157,566	$645,985
Amount deducted for aggregate change in actuarial present value from SCT	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount deducted for grant date values in the SCT	$701,274	N/A	$198,176	$2,062,509	$369,037	$153,624	N/A	$282,520	$120,855
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for year-end fair value of unvested awards granted in the current year	$613,647	$—	$132,981	$3,059,826	$532,503	$223,069	$—	$252,110	$215,518
Amount added for year-over-year difference of year-end fair values for unvested awards granted in prior years	$(267,121)	$—	$(49,930)	$—	$263,030	$239,674	$—	$(61,715)	$(33,258)
Amount added for fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(4,744)	$—	$(3,518)	$—	$23,000	$26,023	$—	$(103,375)	$(37,061)
Amount deducted for forfeitures during current year equal to prior year-end fair value	$—	$—	$(113,573)	$—	$—	$—	$—	$—	$—
Amount added for dividends or dividend equivalents not otherwise included in the total compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments	$341,782	$—	$(34,039)	$3,059,826	$818,533	$488,766	$—	$87,020	$145,199
Compensation Actually Paid (as calculated)	$1,904,667	N/A	$585,756	$4,847,300	$1,970,303	$1,084,697	N/A	$962,066	$670,329

Non-PEO NEO Average Total Compensation Amount	$ 817,971	$ 749,555	$ 645,985
Non-PEO NEO Average Compensation Actually Paid Amount	$ 585,756	1,084,697	670,329
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To calculate the amounts in the “Compensation Actually Paid” (CAP) to our CEOs and Non-CEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table (SCT) for each covered year.
	2022			2021			2020
	Roberto Herencia	Alberto Paracchini	Average Non- CEO NEOs	Roberto Herencia	Alberto Paracchini	Average Non- CEO NEOs	Roberto Herencia	Alberto Paracchini	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$2,264,159	N/A	$817,971	$3,849,983	$1,520,807	$749,555	N/A	$1,157,566	$645,985
Amount deducted for aggregate change in actuarial present value from SCT	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount deducted for grant date values in the SCT	$701,274	N/A	$198,176	$2,062,509	$369,037	$153,624	N/A	$282,520	$120,855
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for year-end fair value of unvested awards granted in the current year	$613,647	$—	$132,981	$3,059,826	$532,503	$223,069	$—	$252,110	$215,518
Amount added for year-over-year difference of year-end fair values for unvested awards granted in prior years	$(267,121)	$—	$(49,930)	$—	$263,030	$239,674	$—	$(61,715)	$(33,258)
Amount added for fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(4,744)	$—	$(3,518)	$—	$23,000	$26,023	$—	$(103,375)	$(37,061)
Amount deducted for forfeitures during current year equal to prior year-end fair value	$—	$—	$(113,573)	$—	$—	$—	$—	$—	$—
Amount added for dividends or dividend equivalents not otherwise included in the total compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments	$341,782	$—	$(34,039)	$3,059,826	$818,533	$488,766	$—	$87,020	$145,199
Compensation Actually Paid (as calculated)	$1,904,667	N/A	$585,756	$4,847,300	$1,970,303	$1,084,697	N/A	$962,066	$670,329

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP and Cumulative TSR / Cumulative TSR of the Peer Group
The below table (i) compares our TSR to that of the KBW KRX index and (ii) shows the CEO CAP and
Average Non-CEO NEO CAP relative to the KBW Nasdaq KRX index and our TSR.

Compensation Actually Paid vs. Net Income [Text Block]	CAP and Byline’s Net Income The below table shows the CEO CAP and Average Non-CEO NEO CAP relative to our Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship between the CAP and Return on Assets (ROA) The below table shows the CEO CAP and Average Non-CEO NEO CAP relative to Byline’s company selected metric — Return on Assets.
Tabular List [Table Text Block]
List of Most Important Financial Performance Measures
As required by SEC rules, the following is a tabular list of financial performance measures we used to link “compensation actually paid” for our NEOs’ to the Company’s 2022 performance. The measures in this table are not ranked; however, the Company-Selected Measure is denoted with an asterisk.
List of Performance Measures
Return on Assets*
Net Income
Total Shareholder Return (TSR)
The following graphs, for the past three years, present the relationship between “compensation actually paid” (as defined by SEC rule and shown above) for the CEO and, on average, for our other Non-CEO NEOs, for the following:
•
The Company’s cumulative TSR and the Peer Group’s cumulative TSR;

•
The Company’s Net Income; and

•
The Company Selected Measure, which for Byline is Return on Assets.

Total Shareholder Return Amount	$ 121.93	143.01	79.76
Peer Group Total Shareholder Return Amount	106.02	117.08	87.9
Net Income (Loss)	$ 88,000,000	$ 92,800,000	$ 37,500,000
Company Selected Measure Amount	1.24	1.42	0.57
PEO Name	Mr. Roberto Herencia
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Assets
Non-GAAP Measure Description [Text Block]	(6) Return on Assets is the Company-Selected Measure as defined by SEC rule.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (TSR)
Roberto Herencia [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,264,159	$ 3,849,983	$ 0
PEO Actually Paid Compensation Amount	1,904,667	4,847,300	0
Roberto Herencia [Member] | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	341,782	3,059,826
Roberto Herencia [Member] | Amount deducted for grant date values in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	701,274	2,062,509
Roberto Herencia [Member] | Amount added for year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	613,647	3,059,826
Roberto Herencia [Member] | Amount added for year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(267,121)
Roberto Herencia [Member] | Amount added for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,744)
Alberto Paracchini [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	1,520,807	1,157,566
PEO Actually Paid Compensation Amount	0	1,970,303	962,066
Alberto Paracchini [Member] | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		818,533	87,020
Alberto Paracchini [Member] | Amount deducted for grant date values in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		369,037	282,520
Alberto Paracchini [Member] | Amount added for year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		532,503	252,110
Alberto Paracchini [Member] | Amount added for year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		263,030	(61,715)
Alberto Paracchini [Member] | Amount added for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		23,000	(103,375)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(113,573)
Non-PEO NEO [Member] | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,039)	488,766	145,199
Non-PEO NEO [Member] | Amount deducted for grant date values in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	198,176	153,624	120,855
Non-PEO NEO [Member] | Amount added for year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	132,981	223,069	215,518
Non-PEO NEO [Member] | Amount added for year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(49,930)	239,674	(33,258)
Non-PEO NEO [Member] | Amount added for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,518)	$ 26,023	$ (37,061)